DBX ETF Trust | 1
Schedule of Investments
Xtrackers S&P 500 Value ESG ETF
May 31, 2024 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.1%
Communication Services
— 4.6%
AT&T, Inc.
3,146 57,320
Comcast Corp., Class A
1,743 69,772
Interpublic Group of Cos., Inc.
169 5,302
News Corp., Class A
167 4,541
News Corp., Class B
83 2,314
Omnicom Group, Inc.
87 8,087
Paramount Global, Class B
274 3,263
Take-Two Interactive Software,
Inc.*
35 5,613
T-Mobile US, Inc.
230 40,241
Walt Disney Co.
807 83,855
(Cost $262,273)
280,308
Consumer Discretionary
— 5.7%
Aptiv PLC*
123 10,241
Best Buy Co., Inc.
84 7,125
BorgWarner, Inc.
134 4,778
Caesars Entertainment, Inc.*
53 1,885
Carnival Corp.*
154 2,322
eBay, Inc.
228 12,362
Etsy, Inc.*
38 2,412
General Motors Co.
508 22,855
Hasbro, Inc.
74 4,424
Home Depot, Inc.
276 92,424
Las Vegas Sands Corp.
82 3,693
Lowe's Cos., Inc.
253 55,986
McDonald's Corp.
179 46,341
MGM Resorts International*
55 2,209
Mohawk Industries, Inc.*
30 3,658
NIKE, Inc., Class B
305 28,990
Ralph Lauren Corp.
10 1,869
Starbucks Corp.
204 16,365
Tapestry, Inc.
101 4,393
Tractor Supply Co.
28 7,988
Ulta Beauty, Inc.*
7 2,766
Yum! Brands, Inc.
67 9,208
(Cost $334,838)
344,294
Consumer Staples — 10.0%
Archer-Daniels-Midland Co.
235 14,673
Campbell Soup Co.
112 4,971
Coca-Cola Co.
1,044 65,699
Colgate-Palmolive Co.
221 20,544
Conagra Brands, Inc.
210 6,275
Estee Lauder Cos., Inc., Class A
102 12,583
General Mills, Inc.
250 17,188
Hershey Co.
41 8,111
Hormel Foods Corp.
128 3,965
Number
of Shares Value $
J M Smucker Co.
47 5,247
Kellanova
116 6,999
Keurig Dr Pepper, Inc.
458 15,687
Kraft Heinz Co.
351 12,415
Kroger Co.
291 15,240
Lamb Weston Holdings, Inc.
22 1,942
McCormick & Co., Inc.
111 8,016
Molson Coors Beverage Co.,
Class B
81 4,440
Mondelez International, Inc.,
Class A
344 23,574
PepsiCo, Inc.
387 66,912
Procter & Gamble Co.
632 103,989
Sysco Corp.
219 15,948
Target Corp.
203 31,700
Tyson Foods, Inc., Class A
126 7,214
Walgreens Boots Alliance, Inc.
315 5,109
Walmart, Inc.
1,884 123,892
(Cost $554,897)
602,333
Energy — 5.3%
Baker Hughes Co.
440 14,731
Chevron Corp.
763 123,835
Devon Energy Corp.
282 13,841
EQT Corp.
181 7,437
Halliburton Co.
392 14,386
Kinder Morgan, Inc.
851 16,586
Marathon Petroleum Corp.
73 12,892
Occidental Petroleum Corp.
290 18,125
ONEOK, Inc.
97 7,857
Phillips 66
189 26,859
Schlumberger NV
628 28,819
Valero Energy Corp.
150 23,571
Williams Cos., Inc.
327 13,574
(Cost $312,733)
322,513
Financials — 24.6%
Aflac, Inc.
232 20,850
Allstate Corp.
116 19,432
American Express Co.
75 18,000
American International Group,
Inc.
309 24,355
Ameriprise Financial, Inc.
21 9,169
Aon PLC, Class A
43 12,111
Arthur J Gallagher & Co.
47 11,907
Assurant, Inc.
23 3,990
Bank of America Corp.
3,029 121,130
Bank of New York Mellon Corp.
334 19,910
BlackRock, Inc.
62 47,866
Blackstone, Inc.
89 10,725
Capital One Financial Corp.
167 22,984
Cboe Global Markets, Inc.
22 3,806

2 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P 500 Value ESG ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Charles Schwab Corp.
655 47,998
Chubb Ltd.
178 48,206
Citigroup, Inc.
837 52,153
Citizens Financial Group, Inc.
205 7,234
CME Group, Inc.
101 20,501
Comerica, Inc.
58 2,972
Discover Financial Services
51 6,256
FactSet Research Systems, Inc.
11 4,447
Fidelity National Information
Services, Inc.
261 19,805
Fifth Third Bancorp
300 11,226
Fiserv, Inc.*
127 19,020
Franklin Resources, Inc.
160 3,776
Global Payments, Inc.
115 11,713
Globe Life, Inc.
49 4,055
Goldman Sachs Group, Inc.
143 65,282
Hartford Financial Services
Group, Inc.
131 13,552
Huntington Bancshares, Inc.
637 8,867
Intercontinental Exchange, Inc.
252 33,743
Invesco Ltd.
256 4,022
Jack Henry & Associates, Inc.
32 5,270
JPMorgan Chase & Co.
1,272 257,745
KeyCorp
412 5,920
M&T Bank Corp.
73 11,067
MarketAxess Holdings, Inc.
22 4,376
Mastercard, Inc., Class A
102 45,601
MetLife, Inc.
270 19,540
Moody's Corp.
37 14,689
Morgan Stanley
551 53,910
MSCI, Inc.
15 7,428
Nasdaq, Inc.
167 9,858
Northern Trust Corp.
90 7,582
PayPal Holdings, Inc.*
472 29,731
PNC Financial Services Group,
Inc.
175 27,543
Principal Financial Group, Inc.
97 7,958
Prudential Financial, Inc.
159 19,136
Raymond James Financial, Inc.
83 10,188
Regions Financial Corp.
407 7,875
S&P Global, Inc.
79 33,773
State Street Corp.
133 10,053
Synchrony Financial
179 7,840
T. Rowe Price Group, Inc.
99 11,665
Travelers Cos., Inc.
100 21,570
Truist Financial Corp.
587 22,159
US Bancorp
685 27,777
Visa, Inc., Class A
237 64,573
Willis Towers Watson PLC
45 11,488
(Cost $1,281,726)
1,487,378
Number
of Shares Value $
Health Care — 19.9%
Abbott Laboratories
764 78,073
AbbVie, Inc.
492 79,330
Agilent Technologies, Inc.
129 16,823
Amgen, Inc.
235 71,875
Baxter International, Inc.
223 7,602
Becton Dickinson and Co.
127 29,460
Biogen, Inc.*
64 14,396
Bio-Rad Laboratories, Inc.*,
Class A
12 3,442
Boston Scientific Corp.*
290 21,915
Bristol-Myers Squibb Co.
895 36,776
Cardinal Health, Inc.
107 10,622
Catalent, Inc.*
80 4,303
Cencora, Inc.
73 16,540
Centene Corp.*
235 16,824
Charles River Laboratories
International, Inc.*
23 4,794
Cigna Group
129 44,456
CVS Health Corp.
554 33,018
Danaher Corp.
291 74,729
DaVita, Inc.*
14 2,060
Edwards Lifesciences Corp.*
168 14,598
Elevance Health, Inc.
104 56,002
Gilead Sciences, Inc.
548 35,220
Humana, Inc.
54 19,338
Illumina, Inc.*
70 7,300
Incyte Corp.*
82 4,739
IQVIA Holdings, Inc.*
50 10,954
Medtronic PLC
585 47,601
Merck & Co., Inc.
669 83,986
Mettler-Toledo International,
Inc.*
6 8,425
Moderna, Inc.*
146 20,812
Pfizer, Inc.
2,484 71,191
Quest Diagnostics, Inc.
49 6,957
Regeneron Pharmaceuticals,
Inc.*
19 18,623
Revvity, Inc.
54 5,900
Stryker Corp.
54 18,419
Thermo Fisher Scientific, Inc.
106 60,206
UnitedHealth Group, Inc.
253 125,329
Waters Corp.*
16 4,942
Zoetis, Inc.
91 15,430
(Cost $1,188,136)
1,203,010
Industrials — 9.5%
Allegion PLC
24 2,924
American Airlines Group, Inc.*
288 3,312
AMETEK, Inc.
53 8,988
Automatic Data Processing, Inc.
110 26,941

DBX ETF Trust | 3
Schedule of Investments
Xtrackers S&P 500 Value ESG ETF
(Continued)
May 31, 2024 (Unaudited)
Number
of Shares Value $
Broadridge Financial Solutions,
Inc.
22 4,417
C.H. Robinson Worldwide, Inc.
66 5,700
Carrier Global Corp.
191 12,069
Caterpillar, Inc.
94 31,821
Cintas Corp.
17 11,526
CSX Corp.
435 14,681
Cummins, Inc.
60 16,904
Dayforce, Inc.*
31 1,533
Deere & Co.
49 18,363
Delta Air Lines, Inc.
124 6,327
Dover Corp.
62 11,397
Eaton Corp. PLC
67 22,301
Emerson Electric Co.
252 28,264
General Electric Co.
273 45,083
Hubbell, Inc.
13 5,056
IDEX Corp.
33 6,885
Illinois Tool Works, Inc.
65 15,779
Ingersoll Rand, Inc.
53 4,932
JB Hunt Transport Services, Inc.
36 5,787
Johnson Controls International
PLC
300 21,573
Masco Corp.
44 3,076
Norfolk Southern Corp.
99 22,255
Otis Worldwide Corp.
109 10,813
PACCAR, Inc.
62 6,665
Parker-Hannifin Corp.
12 6,378
Paychex, Inc.
85 10,214
Pentair PLC
31 2,523
Quanta Services, Inc.
20 5,519
Republic Services, Inc.
39 7,222
Robert Half, Inc.
60 3,854
Rockwell Automation, Inc.
26 6,696
Stanley Black & Decker, Inc.
67 5,840
Trane Technologies PLC
31 10,151
Union Pacific Corp.
148 34,457
United Parcel Service, Inc.,
Class B
318 44,180
Verisk Analytics, Inc.
29 7,331
W.W. Grainger, Inc.
5 4,607
Waste Management, Inc.
85 17,912
Westinghouse Air Brake
Technologies Corp.
79 13,369
Xylem, Inc.
106 14,948
(Cost $495,297)
570,573
Information Technology — 8.2%
Accenture PLC, Class A
127 35,851
Akamai Technologies, Inc.*
45 4,151
Analog Devices, Inc.
89 20,870
Autodesk, Inc.*
45 9,072
Number
of Shares Value $
Cisco Systems, Inc.
1,788 83,142
First Solar, Inc.*
47 12,773
Hewlett Packard Enterprise Co.
572 10,096
HP, Inc.
384 14,016
Intel Corp.
1,860 57,381
International Business Machines
Corp.
403 67,241
Keysight Technologies, Inc.*
77 10,663
Micron Technology, Inc.
486 60,750
Motorola Solutions, Inc.
31 11,312
NetApp, Inc.
57 6,864
NXP Semiconductors NV
28 7,619
ON Semiconductor Corp.*
105 7,669
QUALCOMM, Inc.
236 48,156
Seagate Technology Holdings
PLC
51 4,755
TE Connectivity Ltd.
83 12,425
Western Digital Corp.*
143 10,766
(Cost $447,953)
495,572
Materials — 4.0%
Air Products and Chemicals, Inc.
98 26,137
Albemarle Corp.
52 6,375
Amcor PLC
636 6,468
Ball Corp.
139 9,651
Corteva, Inc.
309 17,285
Dow, Inc.
309 17,808
Ecolab, Inc.
55 12,771
FMC Corp.
55 3,352
Freeport-McMoRan, Inc.
315 16,610
International Flavors &
Fragrances, Inc.
112 10,772
Linde PLC
102 44,423
LyondellBasell Industries NV,
Class A
113 11,234
Newmont Corp.
507 21,263
PPG Industries, Inc.
104 13,667
Sherwin-Williams Co.
52 15,798
Westrock Co.
113 6,061
(Cost $208,569)
239,675
Real Estate — 4.2%
Alexandria Real Estate Equities,
Inc. REIT
69 8,211
American Tower Corp. REIT
121 23,685
AvalonBay Communities, Inc.
REIT
62 11,946
Boston Properties, Inc. REIT
64 3,883
CBRE Group, Inc.*, Class A
131 11,537
Digital Realty Trust, Inc. REIT
84 12,209
Equinix, Inc. REIT
22 16,786
Equity Residential REIT
152 9,885
Extra Space Storage, Inc. REIT
93 13,464

4 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P 500 Value ESG ETF
(Continued)
May 31, 2024 (Unaudited)
Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2024 is as follows:
Number
of Shares Value $
Federal Realty Investment Trust
REIT
42 4,240
Healthpeak Properties, Inc. REIT
311 6,189
Host Hotels & Resorts, Inc. REIT
178 3,193
Iron Mountain, Inc. REIT
63 5,083
Kimco Realty Corp. REIT
293 5,672
Prologis, Inc. REIT
407 44,969
Public Storage REIT
40 10,953
Regency Centers Corp. REIT
72 4,421
SBA Communications Corp.
REIT
28 5,507
UDR, Inc. REIT
133 5,136
Ventas, Inc. REIT
177 8,896
Welltower, Inc. REIT
244 25,295
Weyerhaeuser Co. REIT
321 9,640
(Cost $248,783)
250,800
Utilities — 3.1%
American Water Works Co., Inc.
86 11,246
Consolidated Edison, Inc.
152 14,372
Edison International
169 12,988
Entergy Corp.
93 10,462
Eversource Energy
154 9,121
Exelon Corp.
438 16,447
Number
of Shares Value $
NextEra Energy, Inc.
903 72,258
Public Service Enterprise Group,
Inc.
219 16,591
Sempra
277 21,337
(Cost $165,900)
184,822
TOTAL COMMON STOCKS
(Cost $5,501,105)
5,981,278
EXCHANGE-TRADED FUNDS
— 0.7%
SPDR Portfolio S&P 500 Value
ETF
(Cost $38,736)
850 41,973
CASH EQUIVALENTS — 0.0%
DWS Government Money
Market Series "Institutional
Shares"(a), 5.26%
(Cost $2,664)
2,664 2,664
TOTAL INVESTMENTS — 99.8%
(Cost $5,542,505)
6,025,915
Other assets and liabilities,
net — 0.2%
9,123
NET ASSETS — 100.0%
6,035,038
 *
Value ($) at
8/31/2023
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2024
Value ($) at
5/31/2024
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series "Institutional Shares", 5.26% (a)
493 150,995 (148,824) — — 128 — 2,664 2,664
*
Non-income producing security.
(a)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust

DBX ETF Trust | 5
Schedule of Investments
Xtrackers S&P 500 Value ESG ETF
(Continued)
May 31, 2024 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-
3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
SNPV-PH3
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 5,981,278 $ — $ — $ 5,981,278
Exchange-Traded Funds
41,973 — — 41,973
Short-Term Investments (a)
2,664 — — 2,664
TOTAL
$ 6,025,915 $ — $ — $ 6,025,915
(a)
See Schedule of Investments for additional detailed categorizations.